Putnam
California
Tax Exempt
Money Market Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The past six months have been a positive, though fairly volatile time for most U.S. financial markets. Investors grappled with recurring instability in the emerging markets, an apparent stall in U.S. economic growth, three short-term interest rate cuts by the Federal Reserve Board, and finally the economy's resilient return to strength. Relatively speaking, the tax-exempt money market has been one of the calmest sectors. As a result, risk-averse investors continued to pour assets into funds such as yours. Putnam California Tax Exempt Money Market Fund's recent performance reflects this relatively favorable environment. For the six months ended March 31, 1999, the fund returned 1.07% at net asset value. You can find additional performance information on pages 5 through 7.

* DURATION ADJUSTMENTS KEEP PACE WITH INTEREST RATES

As the national economic winds appeared to change over the past six months, the Fed shifted its monetary policy too. When the economy seemed in danger of stalling during the fall, the Fed stepped in to lower short-term interest rates three times in just seven weeks. Once the economy's growth rate appeared more secure, the Fed adopted a more neutral monetary stance. In February, market participants actually saw some potential for the Fed to raise rates, as inflation expectations rose, commodity prices headed upward, wage growth stopped declining, and money and credit continued to increase. These expectations were never realized of course, although Fed Chairman Alan Greenspan did give some spirited anti-inflation rhetoric in his semiannual Humphrey-Hawkins testimony before the Senate on February 23.

California's economy continued to grow throughout the semiannual period. Once highly dependent on the aerospace and defense industries, the economy has become much more diverse since the last downturn. Real estate, construction, and entertainment are but three of the many thriving industries throughout the state. The expanding economy has continued to raise tax revenues and decrease municipalities' borrowing needs. In fact, 1998 had the lowest issuance of short-term tax-exempt securities since 1990.

Amid declining interest rates and a dwindling supply of tax-exempt issues, successfully managing Putnam California Tax Exempt Money Market Fund during the period required flexibility. Once again, managing portfolio duration has been one of the most important elements of your fund manager's strategy. Going into the fourth quarter of 1998, your fund's manager, Brian Torpey, had extended portfolio duration in order to lock in the highest available municipal money market rates. Following the heavy securities issuance period of June and July, supply of tax-exempt money market securities was low. At the same time, the Fed began to lower interest rates. Then the new year brought a huge increase in demand as a large volume of coupon interest payments left investors flush with cash to reinvest. By keeping the portfolio duration extended, the fund was able to maintain its income stream and avoid competing for securities offering lower yields. Toward the end of the semiannual period, Brian brought duration back to a more neutral position when it became clear that the Fed's easing bias was over.

* SUPPLY DECLINES BUT QUALITY EMPHASIS REMAINS

Throughout this period of lower securities supply and steady demand, your fund manager redoubled efforts to maintain current income while preserving capital and staying focused on investments of superior quality. Your fund has always made capital preservation and credit quality top priorities, investing in a wide spectrum of superior quality tax-exempt money market securities. In the current portfolio, nearly 80% of holdings are either insured or backed by letters of credit.

In the months ahead, Brian will continue to seek out opportunities to extend portfolio duration in anticipation of the cyclical supply swell that regularly occurs in June and July. At the same time, he will remain watchful of credit quality and focused on preserving capital, continuing to implement the conservative strategies that have served shareholders well thus far.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE COMPARISONS (3/31/99)
                                        Current   After-tax
                                        return*    return
-----------------------------------------------------------
Passbook savings account                 1.50%      0.82%
-----------------------------------------------------------
Taxable money market fund 7-day yield    4.44       2.43
-----------------------------------------------------------
3-month certificate of deposit           3.73       2.04
-----------------------------------------------------------
Putnam California Tax Exempt
Money Market Fund (7-day yield)          2.11       2.11
-----------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a combined 45.22% maximum federal and state income tax rate.

* Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs), IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam California Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax and California personal income tax, consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN FOR PERIODS ENDED 3/31/99

                                                       Lipper
                                                     California
                                                     Tax Exempt     Consumer
                                  Fund shares       Money Market      price
                                    at NAV         Funds Average      index
----------------------------------------------------------------------------
6 months                              1.07%            1.17%         0.98%
----------------------------------------------------------------------------
1 year                                2.48             2.59          1.73
----------------------------------------------------------------------------
5 years                              14.29            15.40         12.09
Annual average                        2.71             2.91          2.31
----------------------------------------------------------------------------
10 years                             35.88            38.34         34.91
Annual average                        3.11             3.30          3.04
----------------------------------------------------------------------------
Life of fund (10/26/87)              45.63            48.58         43.10
Annual average                        3.34             3.53          3.19
----------------------------------------------------------------------------
                                                                 Fund shares
Current return (end of period)                                     at NAV
----------------------------------------------------------------------------
Current 7-day yield1                                                2.11%
----------------------------------------------------------------------------
Taxable equivalent2                                                 3.85
----------------------------------------------------------------------------
Current 30-day yield1                                               2.07
----------------------------------------------------------------------------
Taxable equivalent2                                                 3.78
----------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2 Assumes 45.22% maximum federal and state income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

  Past performance is no assurance of future results. More recent returns may be more or less than those shown. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.

DISTRIBUTION INFORMATION
6 months ended 3/31/99
----------------------------------------------------------------------------
Distributions (number)                         6
----------------------------------------------------------------------------
Income                                     $0.010628
----------------------------------------------------------------------------
Total                                      $0.010628
----------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

COMPARATIVE BENCHMARKS

Lipper Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all tax-exempt money market mutual funds tracked by Lipper Analytical
Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
March 31, 1999 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
COP             -- Certificate of Participation
FRB             -- Floating Rate Bonds
FSA             -- Financial Security Assurance
LOC             -- Letter of Credit
MBIA            -- Municipal Bond Investors Assurance Corporation
TRAN            -- Tax Revenue Anticipation Notes
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES  (99.8%) (a)
PRINCIPAL AMOUNT                                                                               RATINGS(RAT)          VALUE

California  (95.6%)
--------------------------------------------------------------------------------------------------------------------------
$         2,100,000  ABAG Fin. Auth. COP VRDN Ser. C, 2.65s,
                       10/01/27 (Banque Nationale Paris LOC)                                    A-1          $   2,100,000
          1,350,000  CA Poll. Cntrl. Fin. Auth. Rev. Bonds
                       (Chevron USA, Inc.) FRB 3.9s,11/15/01                                    Aa2              1,351,831
          1,600,000  CA Poll. Cntrl. Fin. Auth. VRDN (Pacific Gas)
                       2.85s, 11/1/26 (Morgan Guaranty Trust LOC)                               VMIG1            1,600,000
          1,205,000  CA Poll. Cntrl. Fin. Auth. VRDN (Southdown Inc.)
                       3.0s, 2/15/13 (Societe Generale LOC)                                     A-1+             1,205,000
          3,000,000  CA Pub. Cap. Impt. Fin. Auth. VRDN
                       (Pooled Project) Ser. C, 2.95s, 6/1/28
                       (National Westminister Bank LOC)                                         VMIG1            3,000,000
          2,000,000  CA State Rev. Bonds (Anticipation Notes)
                       4s, 6/30/99                                                              MIG1             2,004,135
          1,900,000  Indio, Multi-Fam. VRDN (Carreon), Ser. A,
                       2.75s, 8/1/26                                                            A-1+             1,900,000
            275,000  Los Angeles Cmnty. Redev. Agcy. (Alpha
                       Partnership), COP VRDN, 2 3/4s, 12/1/13                                  A-1+               275,000
            200,000  Los Angeles Cmnty. Redev. Agcy. (Southeast
                       Partnership), COP VRDN, 2 3/4s, 12/1/13
                       (Wells Fargo Bank LOC)                                                   A-1+               200,000
          1,600,000  Los Angeles Cmnty. Redev. Agcy. Multi-Fam.
                       Hsg. VRDN (Promenade Towers), 2.95s,
                       4/1/09 (Tokai Bank Ltd. LOC)                                             VMIG1            1,600,000
            550,000  M-S-R Pub. Pwr. Agcy. Rev. Bonds (San Juan)
                       Ser. G, MBIA, 5 1/4s, 7/1/99                                             Aaa                552,086
            250,000  Oakland, COP (Oakland Museum), Ser. A,
                       AMBAC, 5.6s, 4/1/99                                                      Aaa                250,017
          2,000,000  Oakland, COP VRDN (Cap. Equip.), 3.15s,
                       12/1/15 (National Westminister Bank LOC)                                 VMIG1            2,000,000
          1,600,000  Orange Cnty., Apt. Dev. VRDN (Harbor Pointe),
                       Ser. D, 2.8s, 12/1/06 (Citibank N.A. LOC)                                VMIG1            1,600,000
          1,600,000  Riverside Cnty., Hsg. Auth. Multi-Fam Hsg.
                       VRDN (Mtn. View Apts.), Ser. A, 2.9s, 8/1/25                             A-1+             1,600,000
            150,000  San Bernardino, Cnty. TRAN, 4 1/2s, 9/30/99                                MIG1               150,943
            350,000  San Diego, Redev. Agcy., AMBAC, 5.05s, 9/1/99                              Aaa                352,914
          2,100,000  San Diego, Hsg. Auth. Multi-Fam. Hsg. VRDN
                       (Carmel Del Mar Apts.), Ser. A, 2.65s, 12/1/15
                       (Commerzbank A. G. LOC)                                                  A-1+             2,100,000
          2,300,000  Santa Ana, Hlth. Fac. Rev. Bonds VRDN
                       (Multi Modal-Town & Country), 2.6s, 10/1/20
                       (Banque Nationale Paris LOC)                                             A-1              2,300,000
          2,400,000  Three Valleys, COP VRDN
                       (Miramar Wtr. Treatment), 2.85s,
                       11/1/14 (Bank of Nova Scotia LOC)                                        A-1              2,400,000
          1,000,000  Vallejo, Hsg. Auth. VRDN, 2 3/4s, 1/1/08
                       (Dresdner Bank A.G. LOC)                                                 VMIG1            1,000,000
          2,000,000  Westminster, COP (Civic Ctr.), Ser. B, AMBAC,
                       FRB 2.85s, 6/1/24                                                        AAA              2,000,000
                                                                                                            --------------
                                                                                                                31,541,926

Puerto Rico  (4.2%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  PR Elec Pwr. Auth. Rev Bonds Ser. V, FSA, 5s, 7/1/99                       Aaa                502,386
            900,000  PR Muni. Fin. Agcy. Rev. Bonds Ser. A, FSA, 5s, 7/1/99                     Aaa                903,839
                                                                                                            --------------
                                                                                                                 1,406,225
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $32,948,151) (b)                                              $   32,948,151
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $33,000,887.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      March 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on FRB and VRDN are the current interest rates at March 31, 1999, which are subject to change based on the terms of the security.


      The fund had the following industry group concentration greater than 10% at March 31, 1999 (as a percentage of net assets):
        Housing             29.7%
        Pollution Control   12.6

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                               $32,948,151
-----------------------------------------------------------------------------------------------
Cash                                                                                    168,723
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                          179,126
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   11,058
-----------------------------------------------------------------------------------------------
Total assets                                                                         33,307,058

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    52,090
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              182,416
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             45,899
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,003
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             4,447
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                846
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   16,470
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       306,171
-----------------------------------------------------------------------------------------------
Net assets                                                                          $33,000,887

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                            $33,000,887
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($33,000,887 divided by 33,000,887 shares)                                                $1.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)

Tax exempt interest income                                                             $602,793
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         93,651
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           34,505
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,685
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          1,687
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   4,932
-----------------------------------------------------------------------------------------------
Registration fees                                                                         2,594
-----------------------------------------------------------------------------------------------
Auditing                                                                                  9,496
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,613
-----------------------------------------------------------------------------------------------
Postage                                                                                     894
-----------------------------------------------------------------------------------------------
Other                                                                                       159
-----------------------------------------------------------------------------------------------
Total expenses                                                                          152,216
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (16,152)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            136,064
-----------------------------------------------------------------------------------------------
Net investment income                                                                   466,729
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $466,729
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                               --------------------------------
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   466,729    $  1,027,043
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    466,729       1,027,043
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                             (466,729)     (1,027,043)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                          3,537,328     (16,142,524)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               3,537,328     (16,142,524)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  29,463,559      45,606,083
---------------------------------------------------------------------------------------------------------------
End of period                                                                       $33,000,887    $ 29,463,559
---------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
---------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income            $0.0106          $0.0281          $0.0283          $0.0270          $0.0288          $0.0192
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations            $0.0106          $0.0281          $0.0283          $0.0270          $0.0288          $0.0192
---------------------------------------------------------------------------------------------------------------------------------
Total distributions             $(0.0106)        $(0.0281)        $(0.0283)        $(0.0270)        $(0.0288)        $(0.0192)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              1.07*            2.85             2.87             2.74             2.92             1.94
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    33,001          $29,464          $45,606          $43,927          $35,140          $44,799
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .36*             .75              .85              .93             1.00              .67
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.12*            2.89             2.80             2.73             2.84             1.84
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam California Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and California personal income tax as is consistent with preservation of capital, maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term California tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

E) Amortization of bonds premium Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion, and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $16,152 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $150 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made under the plan.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1999, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $160,343,150 and $154,905,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                     Six months ended         Year ended
                                             March 31       September 30
------------------------------------------------------------------------
                                                 1999               1998
------------------------------------------------------------------------
Shares sold                                73,050,305         66,376,144
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 418,533            966,770
------------------------------------------------------------------------
                                           73,468,838         67,342,914

Shares
repurchased                               (69,931,510)       (83,485,438)
------------------------------------------------------------------------
Net increase
(decrease)                                  3,537,328        (16,142,524)
------------------------------------------------------------------------

Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

                           www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

                            1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Srategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

             * Formerly Putnam Diversified Income Trust II

             + Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither
               insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

               Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam California Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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